Shareholders’ Equity	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Equity [Abstract]
Shareholders’ Equity

Note 4 – Shareholders’ Equity

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value $0.001 per share.

Series A Preferred

On September 26, 2022, the Company submitted a Certificate of Designation to the Secretary of State of Nevada designating 1,000,000 shares of preferred stock as Series A Preferred (“Series A Preferred”). Each shareholder shall have the right, at any time and from time to time, at the shareholder’s option to convert any or all of such holder’s shares of Series A Preferred into the number of shares of Common Stock. Each share of Series A Preferred initially converts into 15 shares of Common Stock at a reference rate of $3.00 per share of Common Stock subject to adjustments.

The holders of Series A Preferred shall be entitled to receive dividends, in cash or in-kind at the Company’s election, in an amount equal to $0.875 per share per quarter. If paid in kind, the dividend shall be in shares of Series A Preferred (the “Dividend Shares”) valued at the $45.00 per share of Series A Preferred (the “Purchase Price”) unless the closing price of the Common Stock on the Trading Day prior to the issuance of the dividend is below the Reference Rate, in which case the Dividend Shares shall be valued at the Purchase Price adjusted pursuant to the formula set forth in Section 3 of the Certificate of Designations.

On January 18, 2024, a holder converted 556 shares of Series A preferred into 8,340 shares of common stock.

On March 15, 2024, the Company issued 2,765 Series A shares as a dividend.

On June 15, 2024, the Company issued 2,819 Series A shares as a dividend.

As June 30, 2024 and December 31, 2023, the Company had 147,798 and 142,769 Series A preferred shares issued and outstanding, respectively.

Series B Preferred

On March 5, 2024, the Company submitted a Certificate of Designation to the Secretary of State of Nevada designating 40,000 shares of preferred stock as Series B Preferred (“Series B Preferred”). Each shareholder shall have the right, at any time and from time to time, at the shareholder’s option to convert any or all of such holder’s shares of Series B Preferred into the number of shares of Common Stock. Each share of Series A Preferred initially converts into 10 shares of Common Stock at a reference rate of $5.00 per share of Common Stock subject to adjustments.

Once the company up-lists on a National Stock Exchange, the Series B Preferred converts at a 20% discount to the price of the offering in this S-1 and the downside price protections are eliminated. There is a call provision that goes into effect six (6) months from the listing on a National Exchange, that if the common stock trades at a 100% premium to the conversion price for 10 days or more, the Company can force the conversion of the Series B Preferred into common stock. The Company has agreed to pay the costs of Rule 144 legal opinions for the holders of the Series B Preferred.

The holders of Series B Preferred shall be entitled to receive dividends, in cash or in-kind at the Company’s election, in an amount equal to $1.25 per share per quarter. If paid in kind, the number of common shares issued for the dividend shall be equal to the quotient of the dividend payable divided by the volume weighted average price on the dividend date.

During the six months ended June 30, 2024, the Company issued 16,100 Series B shares for cash proceeds of $805,000.

On June 15, 2024, issued 4,647 common shares with a value of $18,588 as a dividend for the Series B.

As June 30, 2024 and December 31, 2023, the Company had 16,100 and 0 Series B preferred shares issued and outstanding, respectively.

Common Stock

The Company is authorized to issue 250,000,000 million shares of common stock, par value $0.001 per share. As June 30, 2024 and December 31, 2023, the Company had 7,741,731 and 7,656,488 shares issued and outstanding, respectively.

During the six months ended June 30, 2024, the Company issued 36,000 shares of common stock with a fair market value of $160,344 for services rendered and to be rendered to the Company.

During the six months ended June 30, 2024, the Company issued 36,256 shares of common stock for proceeds of $160,218, net offering expenses of $1,789.

During the six months ended June 30, 2024, the Company issued 8,340 shares of common stock for the conversion of 556 shares of Series A preferred.

During the six months ended June 30, 2024, the Company issued 4,647 common shares with a value of $18,588 as a dividend for the Series B.

During the three months ended June 30, 2024 and 2023, the Company realized losses of $0 and $190,806 respectively, for liquidated damages contained in the Registration Rights Agreements in certain of the Company’s equity offerings for failing to file and maintain a Registration Statement covering the shares sold in those offerings. During the six months ended June 30, 2024 and 2023, the Company realized losses of $0 and $402,127 respectively, for liquidated damages contained in the Registration Rights Agreements in certain of the Company’s equity offerings for failing to file and maintain a Registration Statement covering the shares sold in those offerings. From September 1 to 14, 2023, the Company entered into Waiver Agreements with certain investors pursuant to which the Investors waived certain liquidated damages owed to the Investors by the Company in exchange for the issuance to the Investors by the Company of 130,259 and 6,579 shares of common and Series A preferred stock, par value $0.001 and $0.001 per share, respectively. As of June 30, 2024 and December 31, 2023, the accrued liquidated damages with accrued interest is $0 and $0, respectively.

Note 7 - Shareholders’ Equity

Preferred Stock

The Company is authorized to issue 25,000,000 shares of preferred stock, par value $0.001 per share. On September 26, 2022, the Company amended a Certificate of Designation to the Secretary of State of Nevada designating 1,000,000 shares of preferred stock as Series A Preferred which was originally submitted on September 21, 2022 (“Series A COD”). Each shareholder shall have the right, at any time and from time to time, at the shareholder’s option to convert any or all of such holder’s shares of Series A Preferred into the number of shares of Common Stock. Each share of Series A Preferred initially converts into 15 shares of Common Stock at a reference rate of $3.00 per share of Common Stock subject to adjustments.

The holders of Series A Preferred shall be entitled to receive dividends, in cash or in-kind at Company’s election, in an amount equal to $3.50 per share. If paid in kind, the dividend shall be in shares of Series A Preferred (the “Dividend Shares”) valued at the $45.00 per share of Series A Preferred (the “Purchase Price”) unless the closing price of the common stock on the trading day prior to the issuance of the dividend is below the reference rate, in which case the dividend shares shall be valued at the purchase price adjusted pursuant to the formula set forth in Section 3 of the Certificate of Designations.

For the year ended December 31, 2022 the Company entered into a Securities Purchase Agreement with accredited investors. Pursuant to the Securities Purchase Agreements, the company sold 28,004 Shares of its Series A Preferred at $45.00 per preferred share and received gross proceeds of approximately $1,259,995. The Company issued 95,596 shares of its Series A Preferred for the exchange of the Senior Notes and the associated accrued interest payable of $157,733.

On December 30, 2022, the Company issued 2,265 shares of Series A Preferred shares as dividends.

On March 15, 2023, the Company issued 2,447 Series A Preferred shares as dividends.

On June 15, 2023, the Company issued 2,495 Series A Preferred shares as dividends.

From September 1 to September 14, 2023, the Company entered into waiver agreements pursuant to which the Company issued 6,579 Series A Preferred shares for the settlement of certain liquidated damages.

On September 15, 2023, the Company issued 2,671 Series A Preferred shares as dividends.

On December 15, 2023, the Company issued 2,712 Series A Preferred shares as dividends.

As December 31, 2023 and 2022, the Company had 142,769 and 125,865 Series A Preferred shares issued and outstanding, respectively.

Common Stock

The Company is authorized to issue 250,000,000 million shares of common stock, par value $0.001 per share. As of December 31, 2023 and 2022, the Company had 7,656,488 and 7,108,336 shares issued and outstanding, respectively.

During the year ended December 31, 2022, the Company issued 6,000 shares valued at $50,960 based on the market value of $8.49 per share on the date of the stock grant for services rendered.

During the year ended December 31, 2022, the Company issued 286,834 shares of common stock for investment of $587,863, net offering expenses of $149,137.

During the year ended December 31, 2022, the Company issued 777,663 shares of common stock for the conversion of convertible debt and accrued interest of $85,543.

During the year ended December 31, 2023, the Company issued 28,000 shares of common stock valued at $192,040 for services rendered.

During the year ended December 31, 2023, the Company issued 389,896 shares of common stock for proceeds of $1,573,891, net offering costs of $17,601.

During the year ended December 31, 2023, the Company issued 130,259 shares of common stock valued at $781,684 pursuant to waive agreements for the settlement of certain liquidated damages.

During the year ended December 31, 2023 and 2022, the Company realized losses of $392,660 and $282,916, respectively, for liquidated damages contained in the Registration Rights Agreements in certain of the Company’s equity offerings for failing to file and maintain a Registration Statement covering the shares sold in those offerings. From September 1 to 14, 2023, the Company entered into Waiver Agreements with certain investors pursuant to which the Investors waived certain liquidated damages owed to the Investors by the Company in exchange for the issuance to the Investors by the Company of 130,259 and 6,579 shares of common and Series A preferred stock, par value $0.001 and $0.001 per share, respectively. The Company realized a $266,654 loss on settlement for the issuance of common stock under the Waiver Agreements. As of December 31, 2023 and 2022, the accrued liquidated damages and accrued interest is $0 and $282,916, respectively.